Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounts payable, consolidated VIEs without recourse to primary beneficiaries	$ 49,690	$ 22,691
Accrued expenses and other payables, consolidated VIEs without recourse to primary beneficiaries		50
Deferred revenue, consolidated VIEs without recourse to primary beneficiaries	7,960	11,995
Short-term bank borrowings, consolidated VIEs without recourse to primary beneficiaries	12,648	6,306
Deferred tax liabilities of the consolidated VIEs	3,555	2,170
Other non-other current liabilities consolidated VIEs	$ 84
Common stock, par value
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	30,804,635	4,224,725
Common stock, shares outstanding	30,804,635	4,224,725
Series A convertible redeemable preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized	0	39,900,000
Convertible redeemable preferred shares, shares issued	0	39,900,000
Convertible redeemable preferred shares, shares outstanding	0	39,900,000
Series B convertible redeemable preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized	0	82,857,143
Convertible redeemable preferred shares, shares issued	0	82,857,143
Convertible redeemable preferred shares, shares outstanding	0	82,857,143
Series C convertible redeemable preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized	0	50,909,089
Convertible redeemable preferred shares, shares issued	0	50,909,089
Convertible redeemable preferred shares, shares outstanding	0	50,909,089
Series D convertible redeemable preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized	0	23,721,443
Convertible redeemable preferred shares, shares issued	0	23,721,443
Convertible redeemable preferred shares, shares outstanding	0	23,721,443
Series E convertible redeemable preferred shares
Convertible redeemable preferred shares, par value	$ 0.001	$ 0.001
Convertible redeemable preferred shares, shares authorized	13,275,162	0
Convertible redeemable preferred shares, shares issued	0	0
Convertible redeemable preferred shares, shares outstanding	0	0
Variable Interest Entity [Member]
Accounts payable, consolidated VIEs without recourse to primary beneficiaries	$ 4,143	$ 4,598
Accrued expenses and other payables, consolidated VIEs without recourse to primary beneficiaries	4,038	2,778
Advances from customer ,including advances from customers of the Consolidated VIEs without recourse to the primary beneficiary
Deferred revenue, consolidated VIEs without recourse to primary beneficiaries	5,904	9,134
Short-term bank borrowings, consolidated VIEs without recourse to primary beneficiaries		721
Deferred tax liabilities of the consolidated VIEs	1,550	1,539
Other non-other current liabilities consolidated VIEs	$ 84